Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2022
Remuneration And Other Benefits Paid To The Bank's Directors And Senior Managers [Abstract]
Schedule summarising annual emolument	The annual amounts received individually by the directors in 2022 and 2021 based on the positions held by them on the board and their membership of the board committees were as follows:

Amount per director in euros	2022	2021
Members of the board of directors	95,000	90,000
Members of the executive committee	170,000	170,000
Members of the audit committee	40,000	40,000
Members of the appointments committee	25,000	25,000
Members of the remuneration committee	25,000	25,000
Members of the risk supervision, regulation and compliance committee	40,000	40,000
Members of the responsible banking, sustainability and culture committee	15,000	15,000
Members of the innovation and technology committee	25,000	25,000
Chair of the audit committee	70,000	70,000
Chair of the appointments committee	50,000	50,000
Chair of the remuneration committee	50,000	50,000
Chair of the risk supervision, regulation and compliance committee	70,000	70,000
Chair of the responsible banking, sustainability and culture committee	50,000	50,000
Chair of the innovation and technology committee	70,000	70,000
Lead independent directorA	110,000	110,000
Non-executive Vice Chair	30,000	30,000
A.Bruce Carnegie-Brown, in view of the positions held on the board and its committees, in particular as Chair of the appointments and remuneration committees and as lead independent director, and the time and dedication required to properly perform such positions, has been assigned a minimum total annual remuneration of EUR 700,000 since 2015, including the annual allowance for the items corresponding to him of those indicated above and attendance fees.
Schedule summarising attendance fees
The fees for 2022 and 2021 are as follows:

Attendance fees per director per meeting in euros	2022	2021
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance committee	1,700	1,700
Other committees (excluding executive committee)	1,500	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)	The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2022 and 2021 is provided below:

EUR thousand
	2022
	Bylaw-stipulated emoluments
	Annual emolument
	BoardF	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Innovation and technology committee	Attendance fees and commissions
Ana Botín	95	170	—	—	—	—	—	74	41
José Antonio Álvarez	95	170	—	—	—	—	—	25	39
Bruce Carnegie-Brown	280	170	—	75	75	—	—	25	75
Homaira Akbari	95	—	40	—	—	—	15	25	69
Javier BotínA	95	—	—	—	—	—	—	—	34
Álvaro CardosoB	24	—	—	—	—	—	4	—	11
R.Martín ChávezC	48	—	—	13	8	11	—	29	40
Sol Daurella	95	—	—	25	25	—	15	—	70
Henrique de Castro	95	—	40	—	25	—	—	25	76
Gina Díez Barroso	95	—	—	25	—	—	—	—	52
Luis Isasi[1]	95	170	—	—	25	40	—	—	82
Ramiro Mato	95	170	40	—	—	40	65	—	90
Sergio Rial	95	—	—	—	—	—	—	—	36
Belén Romana	95	170	40	—	—	110	15	25	94
Pamela Walkden	95	—	110	—	—	40	—	—	78
Germán de la FuenteD	66	—	31	—	—	—	—	—	40
Glenn HutchinsE	3	—	—	1	1	—	—	1	4
Total 2022	1,561	1,020	301	139	159	241	114	229	930
Total 2021	1,536	1,020	270	126	175	268	125	245	1,036
A. All amounts received were reimbursed to Fundación Botín.
B.Stepped down as director on 1 April 2022.
C.Stepped down as director on 1 July 2022.
D.Director since 1 April 2022.
E.Director since 20 December 2022.
F.Also includes emoluments for other roles in the board.
1. Includes EUR 1,000 thousand for his role as non-executive Chair of Santander España and for Santander España board and committees meetings

	2022									2021

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In instruments	In cash	In instruments	Total	Pension contribution	Other remuneration	Total	Total
Ana Botín	3,176	1,688	1,689	1,013	1,013	8,579	1,081	961	11,001	11,436
José Antonio Álvarez	2,541	1,139	1,140	684	684	6,188	811	1,758	9,086	9,160
Bruce Carnegie-Brown	—	—	—	—	—	—	—	—	700	700
Homaira Akbari	—	—	—	—	—	—	—	—	244	248
Javier BotínA	—	—	—	—	—	—	—	—	129	129
Álvaro CardosoB	—	—	—	—	—	—	—	—	39	183
R.Martín ChávezC	—	—	—	—	—	—	—	—	147	374
Sol Daurella	—	—	—	—	—	—	—	—	230	239
Henrique de Castro	—	—	—	—	—	—	—	—	261	267
Gina Díez Barroso	—	—	—	—	—	—	—	—	172	130
Luis Isasi[1]	—	—	—	—	—	—	—	1,000	1,412	1,406
Ramiro Mato	—	—	—	—	—	—	—	—	500	499
Sergio Rial	—	—	—	—	—	—	—	—	131	879
Belén Romana	—	—	—	—	—	—	—	—	549	533
Pamela Walkden	—	—	—	—	—	—	—	—	323	303
Germán de la FuenteD	—	—	—	—	—	—	—	—	137	—
Glenn HutchinsE	—	—	—	—	—	—	—	—	10	—
Total 2022	5,717	2,827	2,829	1,697	1,697	14,767	1,892	3,719	25,071	—
Total 2021	6,467	3,079	3,079	1,847	1,848	16,320	1,824	3,542		26,487
Footnotes in previous table.

The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2022 and those at 31 December 2021, excluding the remuneration of the executive directors, which is detailed above. This amount has been reduced by 35% compared to that reported in 2014 (EUR 80,792 thousand):

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares[3]	Pensions	Other remuneration[1]	Total
2022	14	18,178	7,733	7,733	3,398	3,399	5,339	6,956	52,736
2021	15	19,183	8,402	8,402	3,648	3,648	5,542	5,055	53,880
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids and lastly RSUs from PagoNxt S.L., for his work as a director in said entity.
2.    The amount of immediate payment in shares for 2022 is 2,504,000 shares (2,706,819 Santander shares in 2021).
3.    The deferred amount in shares not linked to long-term objectives for 2022 is 1,101,000 shares (1,175,191 Santander shares in 2021).

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail by executive director of the salaries linked to multi-year objectives at their fair Value, which will only be received if the conditions of permanence in the Group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2022					2021
	Variable subject to long-term objectives[1]
	In cash	In shares	In share options	In RSUs	Total	Total
Ana Botín	1,064	404	404	255	2,128	2,316
José Antonio Álvarez	718	273	273	172	1,436	1,563
Total	1,782	677	677	428	3,564	3,880
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2026, 2027 and 2028, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.
These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2022	14	3,568	3,569	7,137
2021	15	3,830	3,830	7,660
1.    Relates to the fair value of the maximum annual amounts for years 2026, 2027 and 2028 of the seventh cycle of the deferred conditional variable remuneration plan (2025, 2026 and 2027 for the sixth cycle of the deferred variable compensation plan linked to annual objectives for the year 2021).

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits	The provisions recognised in 2022 and 2021 for retirement pensions were as follows:

EUR thousand
	2022	2021
Ana Botín	1,081	1,041
José Antonio Álvarez	811	783
Total	1,892	1,825

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2022 and 2021:

EUR thousand
	2022	2021
Ana Botín	46,725	48,075
José Antonio Álvarez	18,958	18,821
Total	65,683	66,896

Schedule summarising remuneration related to life and disability insurance	Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
EUR thousand
	2022	2021
Ana Botín	20,988	21,489
José Antonio Álvarez	17,345	18,028
Total	38,333	39,517

Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2021	Shares delivered in 2021 (immediate payment 2020 variable remuneration)	Shares delivered in 2021 (deferred payment 2019 variable remuneration)	Shares delivered in 2021 (deferred payment 2018 variable remuneration)	Shares delivered in 2021 (deferred payment 2017 variable remuneration)	Shares delivered in 2021 (deferred payment 2016 variable remuneration)	Variable remuneration 2021 (Maximum number of shares to be delivered)
2016 variable remuneration
Ana Botín	110,029	—	—	—	—	(55,014)	—
José Antonio Álvarez	74,264	—	—	—	—	(37,133)	—
	184,293					(92,147)
2017 variable remuneration
Ana Botín	94,083	—	—	—	(31,361)	—	—
José Antonio Álvarez	62,919	—	—	—	(20,973)	—	—
	157,001				(52,334)
2018 variable remuneration
Ana Botín	413,215	—	—	(103,304)	—	—	—
José Antonio Álvarez	276,129	—	—	(69,032)	—	—	—
	689,344			(172,336)
2019 variable remuneration
Ana Botín	532,316	—	(106,463)	—	—	—	—
José Antonio Álvarez	355,749	—	(71,150)	—	—	—	—
	888,065		(177,613)
2020 variable remuneration
Ana Botín	310,615	(124,246)	—	—	—	—	—
José Antonio Álvarez	168,715	(67,486)	—	—	—	—	—
	479,330	(191,732)
2021 variable remuneration
Ana Botín	—	—	—	—	—	—	1,480,622
José Antonio Álvarez	—	—	—	—	—	—	999,259
	—	—	—	—	—	—	2,479,881
2022 variable remuneration[1]
Ana Botín	—	—	—	—	—	—	—
José Antonio Álvarez	—	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.                    Sergio Rial's has the right to a maximum of 51,483 Santander shares and 269,148 options over Santander shares for his participation in the 2019 Digital Transformation Award.
In addition, as of 31 December 2022, Rodrigo Echenique maintains the right to a maximum of 150,979 shares arising from his participation in the corresponding plans during his term as executive director.

Maximum number of shares to be delivered at December 31, 2021	Instruments matured but not consolidated at January 1, 2022[2]	Shares delivered in 2022 (immediate payment 2021 variable remuneration)	Shares delivered in 2022 (deferred payment 2020 variable remuneration)	Shares delivered in 2022 (deferred payment 2019 variable remuneration)	Shares delivered in 2022 (deferred payment 2018 variable remuneration)	Shares delivered in 2022 (deferred payment 2017 variable remuneration)	Shares delivered in 2022 (deferred payment 2016 variable remuneration)	Variable remuneration 2022 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2022

55,015	—	—	—	—	—	—	(55,015)	—	—
37,131	—	—	—	—	—	—	(37,131)	—	—
92,146							(92,146)

62,722	—	—	—	—	—	(31,361)	—	—	31,361
41,946	—	—	—	—	—	(20,973)	—	—	20,973
104,668						(52,334)			52,334

309,911	(206,618)	—	—	—	(34,431)	—	—	—	68,862
207,097	(138,072)	—	—	—	(23,008)	—	—	—	46,017
517,008	(344,689)				(57,440)				114,879

425,853	—	—	—	(106,463)	—	—	—	—	319,390
284,599	—	—	—	(71,150)	—	—	—	—	213,449
710,452				(177,613)					532,839

186,369	—	—	(37,274)	—	—	—	—	—	149,095
101,229	—	—	(20,246)	—	—	—	—	—	80,983
287,598			(57,520)						230,078

1,480,622	—	(592,249)	—	—	—	—	—	—	888,373
999,259	—	(399,704)	—	—	—	—	—	—	599,555
2,479,881		(991,953)							1,487,928

—	—	—	—	—	—	—	—	585,079	585,079
—	—	—	—	—	—	—	—	394,916	394,916
								979,995	979,995

Schedule summarising the cash paid for awards	Furthermore, the maximum number of share options to be delivered regarding the 2022 variable remuneration plan is 1,575,335 options in the case of Ana Botín, and 1,063,316 options in the case of José Antonio Álvarez. Meanwhile, the maximum number of RSUs of PagoNxt, S.L. to be delivered under the current plan is 12,646 and 8,527 units for Ana Botín and José Antonio Álvarez, respectively.
In addition, the table below shows the cash delivered in 2022 and 2021, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2022		2021
	Cash paid (immediate payment 2021 variable remuneration)	Cash paid (deferred payments from 2020, 2019, 2018 and 2017 variable remuneration)	Cash paid (immediate payment 2020 variable remuneration)	Cash paid (deferred payments from 2019, 2018, 2017 and 2016 variable remuneration)
Ana Botín	1,838	1,102	334	1,550
José Antonio Álvarez	1,241	726	181	1,037
Total	3,079	1,827	515	2,586

Schedule summarising maximum number of shares to be delivered and actual number of shares delivered	Also set forth below is information on the deliveries, whether in shares or in cash, made in 2022 and 2021 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	60,251
Deferred conditional variable remuneration plan and linked to objectives (2017)	33,783	64,659
Deferred conditional variable remuneration plan and linked to objectives (2018)	36,543	164,462
Deferred conditional variable remuneration plan and linked to objectives (2019)	98,092	130,790
Deferred conditional variable remuneration plan and linked to objectives (2020)	—	—

Number of shares delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	92,557
Performance shares plan ILP (2015)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	60,251	60,254
Deferred conditional variable remuneration plan and linked to objectives (2017)	33,783	32,330
Deferred conditional variable remuneration plan and linked to objectives (2018)	18,272	54,821
Deferred conditional variable remuneration plan and linked to objectives (2019)	32,698	32,698
Deferred conditional variable remuneration plan and linked to objectives (2020)	—	—
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2022 and 31 December 2021 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	—
Deferred conditional variable remuneration plan (2017)	—	—
Deferred conditional variable remuneration plan (2018)	—	3,475
Deferred conditional variable remuneration plan and linked to objectives (2016)	18,500	150,445
Deferred conditional variable remuneration plan and linked to objectives (2017)	76,053	164,428
Deferred conditional variable remuneration plan and linked to objectives (2018)	155,758	803,056
Deferred conditional variable remuneration plan and linked to objectives (2019)	949,917	1,274,450
Deferred conditional variable remuneration plan and linked to objectives (2020)	1,438,437	1,829,720
Deferred conditional variable remuneration plan and linked to objectives (2021)	2,711,926	—
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2022 and 2021 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2022	2021
Deferred conditional variable remuneration plan (2015)	—	146,930
Deferred conditional variable remuneration plan (2017)	—	2,786
Deferred conditional variable remuneration plan (2018)	—	3,474
Deferred conditional variable remuneration plan and linked to objectives (2016)	114,006	131,938
Deferred conditional variable remuneration plan and linked to objectives (2017)	107,891	79,104
Deferred conditional variable remuneration plan and linked to objectives (2018)	79,037	267,686
Deferred conditional variable remuneration plan and linked to objectives (2019)	288,041	321,006
Deferred conditional variable remuneration plan and linked to objectives (2020)	360,614	1,742,419
Deferred conditional variable remuneration plan and linked to objectives (2021)	2,556,117	—

Schedule of direct risk exposure to bank's directors and the guarantees provided	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2022			2021
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Mrs Ana Botín-Sanz de Sautuola y O´Shea	20	—	20	25	—	25
Mr José Antonio Álvarez Álvarez	7	—	7	4	—	4
Mr Bruce Carnegie-Brown	—	—	—	—	—	—
Mr Javier Botín-Sanz de Sautuola y O´Shea	23	—	23	16	—	16
Mrs Sol Daurella Comadrán	49	—	49	69	—	69
Mrs Belén Romana García	1	—	1	—	—	—
Mr Ramiro Mato García-Ansorena	—	—	—	—	—	—
Mrs Homaira Akbari	—	—	—	—	—	—
Mr Álvaro Cardoso de Souza	—	—	—	—	—	—
Mr Henrique de Castro	—	—	—	—	—	—
Mrs Pamela Ann Walkden	—	—	—	—	—	—
Mr Luis Isasi Fernández de Bobadilla	—	—	—	—	—	—
Mr Sergio Agapito Lires Rial	5	—	5	1	—	1
Mr R. Martín Chávez Márquez	—	—	—	—	—	—
Mrs Gina Lorenza Díez Barroso	—	—	—	—	—	—
Mr Germán de la Fuente Escamilla	—	—	—	—	—	—
	105	—	105	115	—	115

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage guarantee	288	24
With mortgage guarantee	63,400	1,064

	2021
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,324	1,860
Without mortgage guarantee	419	115
With mortgage guarantee	61,905	1,745

	2020
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,605	1,850
Without mortgage guarantee	387	75
With mortgage guarantee	59,218	1,775

	2022
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,327	211	44
Of which impaired	94	21	33
Memorandum items written-off assets	487	—	—

Memorandum items: Data from the public consolidated balance sheet
2022
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	250,702
Total consolidated assets (Total business) (Book value)	1,734,659
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,311
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2022:

	2022
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	5,587	3,097	2,275	2,490
Of which:
Completed buildings	1,456	713	583	743
Residential	341	157	127	184
Other	1,115	556	456	559
Buildings under construction	92	44	32	48
Residential	25	7	4	18
Other	67	37	28	30
Land	4,039	2,340	1,660	1,699
Developed land	1,286	689	415	597
Other land	2,753	1,651	1,245	1,102
Property assets from home purchase mortgage loans to households	659	274	190	385
Other foreclosed property assets	176	80	61	96
Total property assets	6,422	3,451	2,526	2,971

	2022					2021
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	2,666	240	26,189	—	29,095	19,557
Portugal	(299)	2,005	3,750	—	5,456	6,544
Italy	(1,055)	301	8,169	—	7,415	884
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	9
Rest Eurozone	205	789	4,657	—	5,651	3,629
UK	53	315	1,738	—	2,106	366
Poland	4	7,754	957	—	8,715	11,293
Rest of Europe	(7)	14	125	—	132	1,368
US	3,503	8,938	10,857	—	23,298	22,469
Brazil	8,017	9,969	5,742	—	23,728	28,559
Mexico	2,627	11,303	3,376	—	17,306	13,509
Chile	175	818	5,492	—	6,485	6,071
Rest of America	123	1,211	630	—	1,964	1,425
Rest of the World	1	2,012	1,529	—	3,542	3,337
TOTAL	16,013	45,669	73,211	—	134,893	119,020

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2022
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	6,679	227	31	7	2	—	6
Other financial institutions and: individual shareholder	1,210	321	785	339	88	86	61
Non-financial institutions and individual shareholder	312,934	9,578	60,003	8,419	4,790	1,834	3,912
Of which financing for constructions and property development	15,578	125	1,890	570	423	48	208
Other warehouses	5,878,455	5,790	492,232	9,492	4,835	3,502	4,287
Total	6,199,278	15,916	553,051	18,257	9,715	5,422	8,266
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2022
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	7	2	13	5	2	—	5
Other financial institutions and: individual shareholder	641	9	620	135	22	6	55
Non-financial institutions and individual shareholder	174,300	3,178	39,479	4,890	2,741	886	3,439
Of which financing for constructions and property development	10,325	78	1,255	335	213	33	188
Other warehouses	3,735,412	2,911	246,751	4,055	1,917	910	3,122
Total	3,910,360	6,100	286,863	9,085	4,682	1,802	6,621
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	223,073		223,073	Interest rate
Financial assets held for trading	156,118	156,118
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	3,711	2,002	Interest rate, spread
Financial assets designated at fair value through profit or loss	8,989	815	8,174	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	85,239	1,941	83,298	Interest rate, spread
Financial assets at amortized cost	1,147,044		1,147,044	Interest rate, spread
Hedging derivatives	8,069		8,069	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(3,749)		(3,749)	Interest rate
Other assets	104,163
Total assets	1,734,659

Liabilities subject to market risk
Financial liabilities held for trading	115,185	115,185
Financial liabilities designated at fair value through profit or loss	55,947		55,947	Interest rate, spread
Financial liabilities at amortized cost	1,423,858		1,423,858	Interest rate, spread
Hedging derivatives	9,228		9,228	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(117)		(117)	Interest rate
Other liabilities	32,973
Total liabilities	1,637,074
Equity	97,585